Operating Segment And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2013
Selected Financial Information by Operating Segment

Selected financial information by operating segment[1] is as follows:

	2011	2012	2013

Revenues
- ODP	$212,784	$57,803	$79,661
- Brand name phone sales	67,535	50,266	32,203
- Game	43,481	29,594	7,643

Total net revenues	323,800	137,663	119,507

Cost of sales
- ODP	(174,991)	(53,971)	(70,989)
- Brand name phone sales	(41,280)	(34,250)	(25,374)
- Game	(22,293)	(18,146)	(6,307)

Total cost of revenues	(238,564)	(106,367)	(102,670)

Gross profit	$85,236	$31,296	$16,837

[1]	The Group’s chief operating decision maker only reviews revenue and cost for each operating segment. Expenses are not allocated to each segment.

The Group’s chief operating decision maker only reviews revenue and cost for each operating segment. Expenses are not allocated to each segment.

	December 31,
	2012	2013

Assets
- ODP	$212,964	$220,046
- Brand name phone sales	60,876	63,136
- Game	30,712	30,710
Reconciling amounts	81,794	100,736

Total assets	$386,346	$414,628

Reconciling amounts:
Corporate assets	$81,794	$100,736

The corporate assets mainly represent the office buildings and construction of office buildings in progress which cannot be allocated to the operating segments.

	2011	2012	2013

Total expenditures for purchase of long-lived assets:
- ODP	$10,396	$1,434	$7,540
- Brand name phone sales	—	4,002	1,335
- Game	24	168	7
Corporate assets	15,545	15,906	10,544

Total capital expenditure	$25,965	$21,510	$19,426

Revenues by Major Geographic Areas

Revenues, classified by the major geographic areas in which the Group’s customers are located (for design contract and game related revenue, based on the address of the customer who contracted with the Group; for product sales, based on the address to which the Group ships product), are as follows:

	2011	2012	2013

Revenues from the PRC	$316,349	$128,640	$108,402
Revenues from countries other than the PRC	7,451	9,023	11,105

Total revenues	$323,800	$137,663	$119,507